Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Impact of New Accounting Pronouncements	Impact of New Accounting Pronouncements
Impact of new accounting pronouncements adopted during fiscal year ended December 31, 2021 (or previously)
Business combinations
In October 2021, the FASB issued ASU 2021-08 'Business Combinations (Topic 805) - Accounting for Contract Assets and Contract Liabilities from Contracts with Customers'. The amendments in this ASU require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application.
The Company has taken the option to early adopt the amendments in this ASU for year ended December 31, 2021 and apply the amendments to interim periods from the beginning of the fiscal year. The Company has applied the amendments of this ASU to the Merger with PRA, completed on July 1, 2021. The application of these amendments has resulted in a $16.0 million increase in goodwill and corresponding $16.0 million increase to unearned revenue compared to the Company's Balance Sheet at September 30, 2021. Since July 1, 2021, the Company had amortized $4.0 million of the unearned revenue adjustment through the revenue line in the Consolidated Statement of Comprehensive Income. This amortization has been reversed in December 2021 resulting in a net nil impact on revenue for the year ended December 31, 2021.
Other accounting pronouncements adopted during fiscal year ended December 31, 2021
In December 2019, the FASB issued ASU 2019-12 'Simplifying the Accounting for Income Taxes (Topic 740)'. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company adopted the amendments in this ASU on a prospective basis, except where the required method of adoption is retrospective or modified retrospective. ASU 2019-12 is effective for the Company for the year ended December 31, 2021. The adoption of this ASU did not have a significant impact on the financial statements.

In January 2020, the FASB issued ASU 2020-01, 'Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)'. ASU 2020-01 states any equity security transitioning from the alternative method of accounting under Topic 321 to the equity method, or vice versa, due to an observable transaction will be re-measured immediately before the transition. In addition, the ASU clarifies the accounting for certain non-derivative forward contracts or purchased call options to acquire equity securities stating such instruments will be measured using the fair value principles of Topic 321 before settlement or exercise. The ASU is effective for the Company for the year ended December 31, 2021, and has been applied on a prospective basis. The adoption of this ASU did not have a significant impact on the financial statements.

In August 2020, the FASB issued ASU 2020-06 ‘Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity’ which removes the separation models in ASC 470 ‘Debt’ for convertible debt with cash conversion features and convertible instruments with beneficial conversion features. The ASU also removes from ASC 815 ‘Derivatives and Hedge Accounting’ certain conditions for equity classification for contracts on an entity’s own equity. The ASU is effective for the Company for the year ended December 31, 2021. The adoption of this ASU did not have a significant impact on the financial statements.
Impact of new accounting pronouncements which will be adopted during fiscal year ended December 31, 2022
No other new accounting pronouncement issued or effective has had, or is expected to have, a significant impact on the Company’s consolidated financial statements.